Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Noncontrolling Interest Note [Line Items]
Beginning Balance	$ 936
Ending Balance	565
Transfer of noncontrolling interest-Cyber Cloud (Note a)	2,541
Noncontrolling Interest
Noncontrolling Interest Note [Line Items]
Beginning Balance	936		2,705		3,880
Share-based compensation	(11)		16		26
Net (loss)/income	(1,725)		(1,832)		(1,389)
Foreign currency translation adjustment	(10)		47		188
Ending Balance	565		936		2,705
Partial disposal of Joysee's equity (Note b)	215	[1]
Transfer of noncontrolling interest-Cyber Cloud (Note a)	1,160	[2]
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Noncontrolling Interest Note [Line Items]
Transfer of noncontrolling interest-Cyber Cloud (Note a)	1,381	[2]
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") | Noncontrolling Interest
Noncontrolling Interest Note [Line Items]
Beginning Balance	(31)		171		538
Share-based compensation	4		5		5
Net (loss)/income	(620)		(209)		(402)
Foreign currency translation adjustment	9		2		30
Ending Balance	522		(31)		171
Transfer of noncontrolling interest-Cyber Cloud (Note a)	1,160	[2]
Beijing Joysee Technology Co., Ltd ("Joysee") | Noncontrolling Interest
Noncontrolling Interest Note [Line Items]
Beginning Balance	967		2,537		3,229
Share-based compensation	(15)		11		21
Net (loss)/income	(1,105)		(1,626)		(870)
Foreign currency translation adjustment	(19)		45		157
Ending Balance	43		967		2,537
Partial disposal of Joysee's equity (Note b)	215	[1]
Beijing Super Movie Technology Co., Ltd ("Super Movie") | Noncontrolling Interest
Noncontrolling Interest Note [Line Items]
Beginning Balance			(3)	[3]	113	[3]
Net (loss)/income			3	[3]	(117)	[3]
Foreign currency translation adjustment					1	[3]
Ending Balance					$ (3)	[3]

[1]	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd., held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee. The Group is still considered to have the ability to control Joysee accordingly. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.
[2]	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).
[3]	On November 7, 2013, Super Movie was dissolved.